SHARE BASED PAYMENTS - Cash settled, 2020 Plan (Details)	12 Months Ended
	Dec. 31, 2020 ZAR (R) $ / shares	Dec. 31, 2020 ZAR (R) R / shares
Sibanye Stillwater 2020 Share Plan Conditional Shares [Member]
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0	0
Number of instruments, granted	16,199,788	16,199,788
Vested and paid	(10,891)	(10,891)
Forfeited	(868,913)	(868,913)
Instruments outstanding, end of period	15,319,984	15,319,984
Weighted average historical volatility	70.10%	70.10%
Expected term	36 months	36 months
Expected dividend yield	7.82%	7.82%
Risk-free interest rate	3.62%	3.62%
Weighted average share price | R / shares		R 60.0
Weighted average fair value per share | R / shares		R 40.38
Sibanye Stillwater 2020 Share Plan Forfeitable Shares [Member]
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0	0
Number of instruments, granted	1,985,819	1,985,819
Vested and paid	(965,294)	(965,294)
Forfeited	(70,305)	(70,305)
Instruments outstanding, end of period	950,220	950,220
Weighted average share price | (per share)	$ 15.89	R 60
Weighted average fair value per share | R / shares		R 67.72
Minimum | Sibanye Stillwater 2020 Share Plan Forfeitable Shares [Member]
SHARE-BASED PAYMENTS
Expected term	9 months	9 months
Maximum | Sibanye Stillwater 2020 Share Plan Forfeitable Shares [Member]
SHARE-BASED PAYMENTS
Expected term	18 months	18 months
South Africa Region [Member] | Sibanye Stillwater 2020 Share Plan Forfeitable Shares [Member]
SHARE-BASED PAYMENTS
Expected dividend yield	6.66%	6.66%
Risk-free interest rate	3.40%	3.40%
US Region/ Stillwater | Sibanye Stillwater 2020 Share Plan Forfeitable Shares [Member]
SHARE-BASED PAYMENTS
Expected dividend yield	12.92%	12.92%
Risk-free interest rate	0.14%	0.14%